Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 504,635	$ 441,209	$ 431,857
Less: accumulated depreciation	(329,010)	(267,531)	(152,257)
Total	175,625	173,678	279,600
Computer and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	177,021	154,772	142,520
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	83,240	72,778	73,355
Motor vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	94,120	82,290	83,185
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 150,254	$ 131,369	$ 132,797